UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21867

International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

International Equity Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Automobiles — 2.0%
Honda Motor Co., Ltd. ADR	13,100	$419,069
Toyota Motor Corp. ADR	4,500	387,225
		$806,294
Beverages — 4.3%
Diageo PLC ADR	9,700	$682,686
Fomento Economico Mexicano SA de C.V. ADR	19,200	880,512
Heineken Holding N.V.	3,000	128,183
		$1,691,381
Capital Markets — 0.5%
Invesco, Ltd.	9,000	$209,610
		$209,610
Chemicals — 2.7%
Agrium, Inc.	8,100	$712,800
BASF AG ADR	3,000	193,350
The Israel Corp., Ltd. (1)	125	147,941
		$1,054,091
Commercial Banks — 11.6%
Anglo Irish Bank Corp. PLC	9,000	$71,495
Australia and New Zealand Banking Group, Ltd. ADR	15,000	232,500
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	147,280
Banco Santander Central Hispano SA ADR	37,500	718,500
Barclays PLC ADR	9,500	258,400
BNP Paribas SA	1,200	118,329
BOC Hong Kong Holdings, Ltd.	168,000	422,912
DBS Group Holdings, Ltd. ADR	11,600	661,200
Erste Group Bank AG	3,500	223,229
Grupo Financiero Banorte SAB de C.V.	66,000	284,182
Industrial and Commercial Bank of China, Ltd., Class H (1)	496,000	370,882
Kookmin Bank	6,000	340,239
Mitsubishi UFJ Financial Group, Inc.	86,000	757,998
		$4,607,146
Communications Equipment — 0.9%
Nokia Oyj ADR	13,000	$355,160
		$355,160
Computer Peripherals — 0.7%
Lenovo Group, Ltd.	390,000	$271,188
		$271,188
Construction & Engineering — 0.5%
Vinci SA	3,800	$214,907
		$214,907
Diversified Financial Services — 1.5%
ING Groep N.V. ADR	17,900	584,793
		$584,793
Diversified Telecommunication Services — 6.6%
BT Group PLC ADR	7,250	$240,120
France Telecom SA ADR	33,300	1,048,617
Koninklijke KPN N.V.	44,800	780,095
Telefonica SA	20,800	539,849
		$2,608,681
Electric Utilities — 2.8%
E.ON AG ADR	11,000	$693,000
Scottish and Southern Energy PLC	14,500	401,408
		$1,094,408
Electrical Equipment — 1.9%
ABB, Ltd. ADR (1)	28,600	$749,892
		$749,892

Energy Equipment & Services — 2.4%
Acergy SA ADR	30,800	$517,132
Fred Olsen Energy ASA	8,000	435,288
		$952,420
Food & Staples Retailing — 0.8%
Controladora Comercial Mexicana SA de C.V., unit	110,000	$328,915
		$328,915
Food Products — 3.1%
Nestle SA ADR	28,000	$1,241,800
		$1,241,800
Gas Utilities — 0.3%
Samchully Co., Ltd.	700	$130,585
		$130,585
Health Care Providers & Services — 0.5%
Bumrungrad Hospital Public Co., Ltd.	170,000	$186,548
		$186,548
Industrial Conglomerates — 2.1%
Keppel Corp., Ltd. ADR	53,000	$840,050
		$840,050
Insurance — 2.9%
Aviva PLC	14,000	$138,842
AXA SA ADR	18,900	555,471
Muenchener Rueckversicherungs-Gesellschaft AG	2,800	464,904
		$1,159,217
Machinery — 3.9%
Atlas Copco AB, Class B	32,000	$449,592
Komatsu, Ltd. ADR	6,700	689,430
SKF AB ADR	11,000	184,250
Vallourec SA	700	208,485
		$1,531,757
Marine — 0.2%
Cosco Corp. Singapore, Ltd.	45,000	$99,421
		$99,421
Metals & Mining — 9.4%
Anglo American PLC ADR	15,263	$435,911
BHP Billiton, Ltd.	13,200	492,019
Companhia Vale do Rio Doce ADR	23,900	625,463
Rio Tinto PLC ADR	3,800	1,586,880
Silver Wheaton Corp. (1)	44,000	570,240
		$3,710,513
Multi-Utilities — 3.0%
National Grid PLC	42,000	$552,768
RWE AG ADR	5,500	646,525
		$1,199,293
Oil, Gas & Consumable Fuels — 10.1%
Addax Petroleum Corp.	8,500	$331,447
ENI SpA ADR	2,300	155,020
Nexen, Inc.	20,900	661,276
Petroleo Brasileiro SA ADR	20,200	925,968
Sibir Energy PLC	16,000	195,343
StatoilHydro ASA ADR	18,991	614,929
Total SA ADR	14,700	1,124,550
		$4,008,533
Pharmaceuticals — 4.8%
AstraZeneca PLC ADR	8,700	$422,385
Novartis AG ADR	14,300	848,705
Roche Holdings, Ltd. ADR	5,200	468,520
Shionogi & Co., Ltd.	9,000	175,936
		$1,915,546

Real Estate Management & Development — 0.8%
Sun Hung Kai Properties, Ltd. ADR	22,000	$333,960
		$333,960
Semiconductors & Semiconductor Equipment — 0.2%
Himax Technologies, Inc. ADR	18,426	$70,019
		$70,019
Software — 3.3%
Nintendo Co., Ltd.	2,700	$1,307,578
		$1,307,578
Tobacco — 2.4%
British American Tobacco PLC ADR	13,000	$939,770
		$939,770
Trading Companies & Distributors — 3.9%
Mitsubishi Corp. ADR	17,800	$1,079,748
Mitsui & Co., Ltd.	22,000	450,522
		$1,530,270
Water Utilities — 0.5%
Manila Water Co., Inc.	474,500	$182,205
		$182,205
Wireless Telecommunication Services — 5.3%
Bouygues SA	2,200	$142,262
China Mobile, Ltd. ADR	6,800	454,580
Philippine Long Distance Telephone Co. ADR	8,000	454,800
Turkcell Iletisim Hizmetleri AS ADR	40,400	779,720
Vodafone Group PLC ADR	9,500	254,885
		$2,086,247
Total Common Stocks (identified cost $37,572,143)		$38,002,198

Short-Term Investments — 5.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (2)	$1,994	$1,994,273
Total Short-Term Investments (identified cost $1,994,273)		$1,994,273
Total Investments — 100.9% (identified cost $39,566,416)		$39,996,471
Other Assets, Less Liabilities — (0.9)%		$(350,084)
Net Assets — 100.0%		$39,646,387

ADR	—	American Depository Receipt

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $38,632.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	14.9%	$5,914,055
Japan	13.3	5,267,506
France	8.6	3,412,621
Switzerland	8.3	3,308,917
Canada	5.7	2,275,763
Germany	5.0	1,997,779
United States	5.0	1,994,273
Singapore	4.0	1,600,671
Norway	4.0	1,567,349
Brazil	3.9	1,551,431
Mexico	3.8	1,493,609
Netherlands	3.8	1,493,071
Spain	3.5	1,405,629
China	2.8	1,096,650
Turkey	2.0	779,720
Hong Kong	1.9	756,872
Australia	1.8	724,519
Philippines	1.6	637,005
Sweden	1.6	633,842
Republic of Korea	1.2	470,824
Finland	0.9	355,160
Austria	0.6	223,229
Bermuda	0.5	209,610
Russia	0.5	195,343
Thailand	0.5	186,548
Italy	0.4	155,020
Israel	0.4	147,941
Ireland	0.2	71,495
Taiwan	0.2	70,019
Total Investments	100.9%	$39,996,471

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$39,572,993
Gross unrealized appreciation	$2,841,086
Gross unrealized depreciation	(2,417,608)
Net unrealized appreciation	$423,478

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Equity Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 17, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 17, 2008